Performance Management - Dunham Real Estate Stock Fund	Oct. 01, 2025
Prospectus [Line Items]
Bar Chart [Heading]	Dunham Real Estate Stock Fund AVERAGE ANNUAL TOTAL RETURN
Bar Chart [Table]
For the periods ended December 31, 2024	1 Year	5 Years	10 Years
Class N Shares
return before taxes	7.20%	-0.43%	2.81%
return after taxes on distributions	6.82%	-1.36%	1.08%
return after taxes on distributions and sale of Fund shares	4.26%	-0.31%	1.78%
Class C Shares
return before taxes	6.15%	-1.43%	1.78%
Class A Shares
return before taxes	0.79%	-1.86%	1.95%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Dow Jones Global Select REIT Total Return Net Index (reflects no deduction for fees, expenses, or taxes)*	2.14%	-1.05%	26.95%
Dow Jones U.S. Real Estate Total Return Index (reflects no deduction for fees, expenses, or taxes)*	4.86%	3.00%	5.64%
Morningstar Real Estate Category (return before taxes)**	5.90%	2.96%	4.96%

*	In prior prospectuses, the Fund compared its performance against the Dow Jones U.S. Real Estate Total Return Index. The Fund’s Adviser believes the Dow Jones Global Select REIT Total Return Net Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the Dow Jones Global Select REIT Total Return Net Index will replace the Dow Jones U.S. Real Estate Total Return Index as the Fund’s primary benchmark in future comparisons.

**	The Morningstar Real Estate Category is generally representative of mutual funds that primarily invest in REITs of various types. REITs are companies that develop and manage real estate properties.

Performance Table Market Index Changed	the Dow Jones Global Select REIT Total Return Net Index will replace the Dow Jones U.S. Real Estate Total Return Index as the Fund’s primary benchmark in future comparisons.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes